Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

The Company has evaluated subsequent events through May 20, 2026, the date the condensed consolidated financial statements were issued.

Reverse Merger and Related Transactions

As discussed in Note 1, Description of Business, On April 9, 2026, the Company completed its merger with JDEV Acquisition Corp. ("JDEV") pursuant to the Agreement and Plan of Merger. The Company survived as a wholly owned subsidiary of JDEV, which was subsequently renamed Ionetix Corporation (the “combined company”). The merger was treated as a reverse recapitalization, with the Company determined to be the accounting acquirer. At the effective time of the merger, each outstanding share of the Company's common stock and preferred stock was converted into shares of the combined company’s common stock at a conversion ratio of 0.5014. All outstanding options and warrants of the Company were assumed by JDEV and converted into options and warrants to purchase shares of the combined company’s common stock, with the number of underlying shares and exercise prices adjusted based on the conversion ratio.

Contemporaneously with the closing of the merger, the combined company sold 10,777,268 shares of common stock in a private placement at a purchase price of $3.00 per share, generating aggregate gross proceeds of $32.3 million. The combined company also issued warrants to purchase an aggregate of 862,183 shares of combined company common stock at an exercise price of $3.00 per share to the placement agent of the transaction with an aggregate grant date fair value of approximately $1.5 million.

In connection with the closing of the merger, the make-whole derivative liability was remeasured to fair value immediately prior to closing, with the related fair value adjustment being not material. Upon closing, the make-whole derivative liability was derecognized in its entirety, resulting in a gain or loss that was not material.

In connection with the closing of the merger, all outstanding short-term debt was also repaid. See Note 5 — Short-Term Debt for additional information.

Settlement of Contingent Equity Arrangement

As further described in Note 7, SAFE Liability, the Company was party to a contingent equity arrangement associated with a SAFE issued in 2023. On April 9, 2026, the Company settled the arrangement in full by terminating all prior warrants and contingent rights and issuing a new ten-year warrant to purchase 6,443,076 shares of the Company's common stock at an exercise price of $0.01 per share. The new warrant is classified within stockholders' equity. The Company determined the fair value of the new warrant at issuance to be approximately $10.0 million, which was recognized as expense with a corresponding increase to additional paid-in capital. Upon the closing of the Merger, the new warrant was exchanged for a warrant to purchase shares of the combined company’s common stock pursuant to the terms of the Merger Agreement.

Termination agreement with an Investor

In April 2026, the Company entered into a termination agreement with an investor pursuant to which the make-whole right and certain other investor rights and related agreements were terminated in their entirety. In connection with the termination, the combined company issued 277,696 shares of common stock to the investor as consideration.

The make-whole derivative liability was remeasured to fair value immediately prior to the termination date, and the related fair value adjustment was immaterial. Upon execution of the termination agreement, the make-whole derivative liability was derecognized, and the 277,696 shares issued were measured at fair value of $833 as of the termination date, based on the $3.00 per share price of the contemporaneous private placement of the combined company’s common stock. The difference between the carrying amount of the make-whole derivative liability and the fair value of the shares issued was recognized in the condensed consolidated statements of operations.

19.	Subsequent Events

The Company has evaluated subsequent events through March 24, 2026, the date the consolidated financial statements were issued.

SAFE Issuances with Warrants

Subsequent to December 31, 2025, the Company issued SAFEs in an aggregate principal amount of $2.4 million. In connection with these issuances, the Company granted warrants to purchase 1,748,829 shares of common stock with an aggregate fair value of approximately $1.9 million. Included in these amounts were $328 of SAFEs issued to members of the Company’s Board of Directors, along with warrants to purchase 234,249 shares of common stock. The SAFEs and warrants were issued on terms substantially consistent with those issued with warrant coverage in November and December 2025, as described in Note 8.

Related Party Advance

In January 2026, the Company received a short-term advance of approximately $330 from a member of the Company’s Board of Directors to support the Company’s liquidity needs. The advance is unsecured, non-interest-bearing, and payable on demand. In March 2026, the short-term advance was converted into a note bearing interest at the rate of 11% per annum and maturing in March 2027.

In March, 2026, the Company also entered into an additional $200 note with the same board member, which bears interest at a rate of 11% per annum and matures in March 2027.

As of the issuance date of the consolidated financial statements, the aggregate outstanding balance under these notes was $530.